ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of Account receivable

	June 30,
	2020	2021
Notes receivable	$27,059	$54,830
Accounts receivable	257,008	342,862
Allowance for credit losses	(41,618)	(66,839)

	$242,449	$330,853

Schedule of Movements in allowance for credit losses
The movements in allowance for credit losses are as follows:

	June 30,
	2019	2020	2021
Balance at the beginning of year	$49,094	$47,162	$41,618
Adoption of ASU 2016-13	—	—	16,284
Additions	4,318	178	7,749
Deconsolidation of a subsidiary	(2,733)	—	—
Written off	(1,959)	(4,399)	(3,965)
Translation adjustment	(1,558)	(1,323)	5,153

Balance at the end of year	$47,162	$41,618	$66,839